Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities:
Net loss from continuing operations	$ (60,796)	$ (1,956)
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation and amortization	10,520	4,046
Impairment of property and equipment	49,227
Share-based compensation	148	333
Changes in operating assets and liabilities:
Cryptocurrencies -mining, net of mining pool operating fees		(4,108)
Prepayments and other current assets, net	(703)	(5,600)
Other current payables	206	212
Taxes payable		5
Net cash used in continuing operating activities	(1,398)	(7,068)
Net cash provided by discontinued operating activities		622
Net cash used in operating activities	(1,398)	(6,446)
Cash flows from investing activity:
Net cash provided by discontinued investing activity		261
Net cash provided by investing activity		261
Cash flows from financing activities:
Proceeds of borrowings from related parties		200
Proceeds from issuance of ordinary shares through private offerings		7,000
Proceeds from third party loan	500
Net cash provided by continuing financing activities	500	7,200
Net cash provided by financing activities	500	7,200
Effect of exchange rate changes		(918)
Net change in cash, cash equivalents and restricted cash	(898)	97
Cash, cash equivalents and restricted cash - beginning of period	999	113
Cash, cash equivalents and restricted cash - end of period	101	210
Less: Cash, cash equivalents and restricted cash of discontinued operations at end of period		76
Total cash, cash equivalents and restricted cash of continuing operations at end of period	101	134
Supplemental non-cash information:
Exchange BTC to USDT	21,555	12,764
Miners purchased with cryptocurrencies and balances offset		6,319
Prepayment of development fees with cryptocurrencies	3,240
The following table provides a reconciliation of cash and restricted cash reported within the statement of financial position that sum to the total of the same amounts shown in the statement of cash flows:
Cash and cash equivalents	99	208
Restricted cash	2	2
Total cash, cash equivalents and restricted cash shown in the consolidated statements of cash flows	$ 101	$ 210